OPERATING LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING LEASES
Operating lease costs	$ 1,779	$ 1,614	$ 1,611
Short term lease costs	114	390	976
Cash paid amounts included in measurement of operating lease liabilities	$ 1,787	$ 1,570	$ 1,725
Weighted average remaining lease term		1 year 7 months 17 days
Weighted average discount rate	3.66%
Minimum
OPERATING LEASES
Operating lease remaining lease term	3 months 29 days
Maximum
OPERATING LEASES
Operating lease remaining lease term	1 year 11 months 8 days